IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Impairment Losses (Reversals) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ (457)	$ 312
Impairment loss recognised in profit or loss, goodwill	484
Long Canyon [Member]
Impairment and reversal of non-current assets
Recoverable amount		65
Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Recoverable amount	3,080
Total for all individual assets or cash-generating units [member] | Long Canyon [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	49	280
Total for all individual assets or cash-generating units [member] | Bulyanhulu [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	17
Total for all individual assets or cash-generating units [member] | North Mara [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	0	5
Total for all individual assets or cash-generating units [member] | Veladero [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	(437)	0
Total for all individual assets or cash-generating units [member] | Lumwana [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	655	0
Total for all individual assets or cash-generating units [member] | Pueblo Viejo [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	10	0
Total for all individual assets or cash-generating units [member] | Cortez [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	9	0
Total for all individual assets or cash-generating units [member] | Carlin [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	82	4
Total for all individual assets or cash-generating units [member] | Porgera [Member]
Impairment and reversal of non-current assets
Impairment (reversals) charges		0
Other assets | Other Mines
Impairment and reversal of non-current assets
Impairment (reversals) charges	1	6
Total for all cash-generating units | Veladero [Member]
Impairment and reversal of non-current assets
Recoverable amount	804
Total for all cash-generating units | Lumwana [Member]
Impairment and reversal of non-current assets
Recoverable amount	2,401
Total for all cash-generating units | Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Recoverable amount	3,080
Total for all cash-generating units | Kibali [Member]
Impairment and reversal of non-current assets
Recoverable amount	2,477
Total for all cash-generating units | Hemlo [Member]
Impairment and reversal of non-current assets
Recoverable amount	368
Goodwill
Impairment and reversal of non-current assets
Impairment loss recognised in profit or loss, goodwill	484	0
Goodwill | Loulo-Gounkoto [Member]
Impairment and reversal of non-current assets
Impairment loss recognised in profit or loss, goodwill	484	0
Non-current assets or disposal groups classified as held for sale [member]
Impairment and reversal of non-current assets
Impairment (reversals) charges	$ (941)	$ 312